CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Third-parties:
Advertising service revenue	$ 37,971,760	$ 51,440,494	$ 52,752,697
Advertising equipment revenue	1,708,869	208,246	187,609
Wi-Fi revenue	1,400,187
Total third-parties revenues	41,080,816	51,648,740	52,940,306
Related parties:
Advertising service revenue		768,789	806,127
Advertising equipment revenue	383,157	254,931	297,368
Total related-parties revenue	383,157	1,023,720	1,103,495
Total revenues	41,463,973	52,672,460	54,043,801
Third-parties:
Advertising service cost	39,119,233	58,073,338	48,335,638
Advertising equipment cost	1,825,994	444,311	212,304
Wi-Fi cost	5,166,698
Total third-parties cost of revenues	46,111,925	58,517,649	48,547,942
Related parties:
Advertising equipment cost		94,206	300,791
Total cost of revenues	46,111,925	58,611,855	48,848,733
Gross profit (loss)	(4,647,952)	(5,939,395)	5,195,068
Operating expenses:
Selling and marketing expenses	10,660,024	12,612,949	22,235,707
General and administrative expenses	9,038,056	13,352,143	9,078,104
Contingent loss in connection with a litigation			2,149,903
Research and development	1,378,083
Total operating expenses	21,076,163	25,965,092	33,463,714
Government grant	135,381	4,165,627	2,783,085
Share of (losses) profits from equity method investees	410,467	(57,777)	(93,217)
Dividend income from other investments	44,827	254,759	128,611
Gain on settlements of consideration payable		1,800,047
Impairment loss on a cost method investee	(808,304)
Impairment loss on investments under equity method	(537,939)
Other operating income			1,307
Operating loss	(26,479,683)	(25,741,831)	(25,448,860)
Interest income	116,894	307,007	418,673
Interest expense	(5,964,443)	(4,569,207)	(1,425,625)
Change in fair value through profit and loss	(562,738)	157,518
Other (expenses) income	176,790	(587,937)	(669,018)
Net loss from continuing operations before income taxes	(32,713,180)	(30,434,450)	(27,124,830)
Income tax expenses		(142,554)	(373,584)
Net loss from continuing operations after income taxes	(32,713,180)	(30,577,004)	(27,498,414)
Net loss attributable to noncontrolling interest	1,923,314	388,732	88,489
Net loss from continuing operations	(30,789,866)	(30,188,272)	(27,409,925)
Net profit (loss) from discontinued operations	7,389,520	(888,943)	3,442,055
Net loss attributable to VisionChina Media Inc. shareholders	$ (23,400,346)	$ (31,077,215)	$ (23,967,870)
Net loss per share from continuing operations:
Basic (in dollars per share)	$ (0.30)	$ (0.30)	$ (0.27)
Diluted (in dollars per share)	(0.30)	(0.30)	(0.27)
Net profit per share from discontinued operations:
Basic (in dollars per share)	0.07	(0.01)	0.03
Diluted (in dollars per share)	0.07	(0.01)	0.03
Net loss per share:
Basic (in dollars per share)	(0.23)	(0.31)	(0.24)
Diluted (in dollars per share)	$ (0.23)	$ (0.31)	$ (0.24)
Weighted average shares used in computation of net loss per share:
Basic (in shares)	102,353,956	101,601,913	101,495,442
Diluted (in shares)	102,353,956	101,601,913	101,495,442
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	$ 183,814	$ 570,681	$ 842,290
Cost of revenues [Member]
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	48,988	72,778	73,225
Selling and marketing expenses [Member]
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	4,761	107,404	379,246
General and administrative expenses [Member]
Share-based compensation expenses during the related periods included in:
Share-based compensation expenses	$ 130,065	$ 390,499	$ 389,819